Share capital (Details 2) - USD ($)	1 Months Ended
	Aug. 15, 2025	Apr. 14, 2025	Apr. 05, 2024
Share Capital
No of options	340,000	514,000	443,000
Share price	$ 4.67	$ 2.44	$ 3.44
Exercise price	$ 4.67	$ 2.44	$ 3.44
Average expected life in years	3 months	10 years	10 years
Volatility	61.17%	84.59%	87.98%
Risk-free weighted interest rate	4.50%	2.96%	3.58%
Dividend yield			0.00%
Fair-value of options granted	$ 244	$ 1,066	$ 1,316,000